CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 2,404	$ 4,386
Restricted cash	262	132
Trade receivables (net of allowance for doubtful accounts of $357 and $1,594 at December 31, 2014 and 2015, respectively)	$ 9,348	12,034
Deferred tax assets		749
Other accounts receivable and prepaid expenses	$ 932	787
Total current assets	12,946	18,088
LONG-TERM ASSETS:
Severance pay fund	1,327	1,235
Restricted cash	$ 147	366
Non-current deferred tax assets		522
Long-term deposits and long-term assets	$ 204	245
Property and equipment, net	1,444	1,180
Intangible assets, net	5,058	6,293
Goodwill	19,091	19,377
Total long-term assets	27,271	29,218
Total assets	40,217	$ 47,306
CURRENT LIABILITIES:
Short-term Bank Loans	77
Trade payables	1,541	$ 1,593
Deferred revenues	$ 2,966	3,573
Deferred tax liability		133
Accrued expenses and other accounts payable	$ 4,421	3,815
Total current liabilities	9,005	9,114
LONG-TERM LIABILITIES:
Accrued severance pay	1,533	1,378
Non-current deferred revenues	$ 3,280	2,212
Deferred tax liability		318
Other long-term liabilities	$ 407	447
Total long-term liabilities	5,220	$ 4,355
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2014 and 2015; Issued and outstanding: 17,823,959 and 17,919,126 shares at December 31, 2014 and 2015, respectively	199	$ 198
Additional paid-in capital	62,556	61,559
Accumulated other comprehensive loss	(3,021)	(2,454)
Accumulated deficit	(33,767)	(25,472)
Total parent shareholders' equity	25,967	33,831
Non-controlling interest	25	6
Total shareholders' equity	25,992	33,837
Total liabilities and shareholders' equity	$ 40,217	$ 47,306